UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2011

Date of reporting period:  November 30, 2010

Item 1. Schedule of Investments.

PMC Core Fixed Income Fund
Schedule of Investments
November 30, 2010 (Unaudited)
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 2.59%
BA Credit Card Trust
2010-1, 0.553%, 09/15/2015	140,000	140,040
Chase Issuance Trust
FLT, 1.792%, 09/15/2015	140,000	144,876
Continental Airlines 2007-1 Class A Pass Through Trust
2007-1, 5.983%, 10/19/2023	313,502	337,798
Continental Airlines 2009-2 Class A Pass Through Trust
7.250%, 11/10/2019	77,790	87,708
Delta Air Lines 2007-1 Class A Pass Through Trust
2007-1, 6.821%, 08/10/2022 (a)	162,512	175,106
Delta Air Lines 2009-1 Class A Pass Through Trust
7.750%, 12/17/2019	122,951	139,242
Discover Card Master Trust
A, 1.553%, 12/15/2014	140,000	141,959
MBNA Credit Card Master Note Trust
2005-10A, 0.313%, 11/16/2015	70,000	69,515
SLM Student Loan Trust
2008-6, 0.898%, 10/25/2014	45,277	45,317
UAL 2007-1 Pass Through Trust
Series A, 6.636%, 01/02/2024	377,948	388,341
Wachovia Auto Owner Trust
2008-A, 1.403%, 03/20/2014	130,000	131,303
TOTAL ASSET BACKED SECURITIES (Cost $1,669,688)		1,801,205

CORPORATE BONDS - 20.60%
Air Transportation - 0.29%
Continental Airlines 2010-1 Class A Pass Through Trust
4.750%, 01/12/2021	70,000	70,701
Continental Airlines, Inc.
6.750%, 09/15/2015 (a)	55,000	56,856
Delta Air Lines Inc.
9.500%, 09/15/2014 (a)	73,000	79,570
		207,127
Ambulatory Health Care Services - 0.12%
Davita, Inc.
6.375%, 11/01/2018	85,000	84,469
Beverage and Tobacco Product Manufacturing - 0.64%
Altria Group Inc.
9.950%, 11/10/2038	65,000	92,335
Pepsico, Inc.
4.875%, 11/01/2040	60,000	59,167
Reynolds American, Inc.
7.625%, 06/01/2016	120,000	142,791
7.250%, 06/15/2037	45,000	48,079
Reynolds Group Issuer Inc.
7.125%, 04/15/2019 (a)	100,000	102,250
		444,622
Broadcasting (except Internet) - 1.22%
CBS Corp.
5.750%, 04/15/2020	100,000	108,467
COX Communications Inc.
8.375%, 03/01/2039 (a)	165,000	216,744
Time Warner Cable, Inc.
6.750%, 07/01/2018	295,000	350,755
5.875%, 11/15/2040	95,000	94,545
Univision Communications, Inc.
7.875%, 11/01/2020 (a)	75,000	77,063
		847,574
Building Material and Garden Equipment and Supplies Dealers - 0.12%
Home Depot, Inc.
5.875%, 12/16/2036	80,000	84,067
Chemical Manufacturing - 0.95%
Abbott Laboratories
4.125%, 05/27/2020	75,000	79,407
EI du Pont de Nemours & Co.
4.900%, 01/15/2041	55,000	54,700
The Dow Chemical Co.
8.550%, 05/15/2019	225,000	284,560
4.250%, 11/15/2020	155,000	151,792
Watson Pharmaceuticals, Inc.
6.125%, 08/15/2019	75,000	86,222
		656,681
Clothing and Clothing Accessories Stores - 0.20%
Hanesbrands, Inc.
6.375%, 12/15/2020 (a)	55,000	52,800
Nordstrom, Inc.
6.750%, 06/01/2014	40,000	45,919
4.750%, 05/01/2020	40,000	42,124
		140,843
Computer and Electronic Product Manufacturing - 0.11%
Jabil Circuit, Inc.
5.625%, 12/15/2020	80,000	79,000

Construction of Buildings - 0.13%
CRH America, Inc.
4.130%, 01/15/2016	90,000	90,003
Credit Intermediation and Related Activities - 3.81%
American Express Credit Corp.
5.125%, 08/25/2014	215,000	234,057
2.750%, 09/15/2015	95,000	94,015
Bank Of Montreal
2.850%, 06/09/2016 (a)	280,000	292,475
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.600%, 09/11/2013 (a)	155,000	155,595
Citigroup, Inc.
6.125%, 11/21/2017	160,000	174,854
6.875%, 03/05/2038	125,000	134,374
ERAC USA Finance LLC
6.375%, 10/15/2017 (a)	210,000	240,272
7.000%, 10/15/2037 (a)	105,000	115,580
Ford Motor Credit Co., LLC
6.625%, 08/15/2017	100,000	103,211
General Electric Capital Corp.
5.900%, 05/13/2014	130,000	145,228
4.375%, 09/16/2020	190,000	186,110
US Bank NA
4.950%, 10/30/2014	250,000	278,555
Wachovia Bank NA
0.666%, 11/03/2014	300,000	287,687
WEA Finance LLC
7.500%, 06/02/2014 (a)	185,000	213,789
		2,655,802
Food Manufacturing - 0.52%
Kraft Foods, Inc.
6.125%, 02/01/2018	40,000	47,188
5.375%, 02/10/2020	25,000	27,894
6.875%, 02/01/2038	60,000	71,799
6.500%, 02/09/2040	185,000	213,352
		360,233
Food Services and Drinking Places - 0.05%
Yum! Brands, Inc.
6.875%, 11/15/2037	30,000	34,481
Forestry and Logging - 0.11%
Plum Creek Timberlands LP
4.700%, 03/15/2021	80,000	78,627
Funds, Trusts, and Other Financial Vehicles - 1.09%
Bank of America NA
6.100%, 06/15/2017	330,000	345,344
Boston Properties LP
4.125%, 05/15/2021	145,000	141,012
Digital Realty Trust LP
5.875%, 02/01/2020	110,000	115,763
JP Morgan Chase Capital XV
5.875%, 03/15/2035	155,000	155,499
		757,618
General Merchandise Stores - 0.39%
Macy's Retail Holdings Inc.
6.700%, 07/15/2034	65,000	64,675
Wal-Mart Stores, Inc.
3.625%, 07/08/2020	210,000	211,142
		275,817
Health and Personal Care Stores - 0.21%
CVS Pass-Through Trust
7.507%, 01/10/2032 (a)	123,236	144,836
Insurance Carriers and Related Activities - 1.26%
Berkshire Hathaway, Inc.
0.716%, 02/11/2013	310,000	311,931
CNA Financial Corp.
7.350%, 11/15/2019	70,000	78,522
Hartford Financial Services Group Inc.
5.375%, 03/15/2017	250,000	258,510
5.500%, 03/30/2020	100,000	102,128
Lincoln National Corp.
7.000%, 06/15/2040	60,000	64,538
Unitedhealth Group, Inc.
5.700%, 10/15/2040	60,000	60,645
		876,274
Machinery Manufacturing - 0.12%
Case New Holland, Inc.
7.750%, 09/01/2013	75,000	80,625
Management of Companies and Enterprises - 1.57%
Bank of America Corp.
7.375%, 05/15/2014	170,000	190,100
JPMorgan Chase & Co.
4.250%, 10/15/2020	230,000	225,204
5.500%, 10/15/2040	80,000	80,288
Morgan Stanley
3.450%, 11/02/2015	155,000	152,290
6.625%, 04/01/2018	145,000	158,686
5.625%, 09/23/2019	280,000	285,326
		1,091,894
Merchant Wholesalers, Durable Goods - 0.14%
DIRECTV Holdings LLC
6.000%, 08/15/2040	100,000	99,591
Merchant Wholesalers, Nondurable Goods - 0.68%
Alliance One International Inc.
10.000%, 07/15/2016	70,000	73,500
Crosstex Energy LP
8.875%, 02/15/2018	60,000	62,850
Lorillard Tobacco Co.
8.125%, 06/23/2019	195,000	223,599
6.875%, 05/01/2020	65,000	69,208
McKesson Corp.
7.500%, 02/15/2019	35,000	44,062
		473,219
Mining (except Oil and Gas) - 0.30%
Newmont Mining Corp.
6.250%, 10/01/2039	40,000	44,873
Rio Tinto Finance USA Ltd.
5.200%, 11/02/2040	50,000	48,746
Southern Copper Corp.
6.750%, 04/16/2040	110,000	115,579
		209,198
Miscellaneous Store Retailers - 0.09%
JC Penney Corp, Inc.
5.750%, 02/15/2018	60,000	59,400
Motion Picture and Sound Recording Industries - 0.68%
NBC Universal, Inc.
5.150%, 04/30/2020 (a)	75,000	80,217
4.375%, 04/01/2021 (a)	165,000	165,947
5.950%, 04/01/2041 (a)	65,000	66,614
Time Warner, Inc.
6.100%, 07/15/2040	150,000	158,767
		471,545
Oil and Gas Extraction - 0.73%
Berry Petroleum Co.
6.750%, 11/01/2020	80,000	79,800
Devon Energy Corp.
5.625%, 01/15/2014	5,000	5,610
Enterprise Products Operating LLC
6.125%, 10/15/2039	80,000	82,644
Husky Energy, Inc.
5.900%, 06/15/2014	55,000	61,034
MarkWest Energy Partners LP
6.750%, 11/01/2020	55,000	55,138
Petrohawk Energy Corp.
7.250%, 08/15/2018	65,000	65,162
Plains All American Pipeline LP
4.250%, 09/01/2012	40,000	41,818
8.750%, 05/01/2019	20,000	25,549
Weatherford Internationla Ltd Bermuda
5.125%, 09/15/2020	85,000	86,567
		503,322
Paper Manufacturing - 0.12%
Clearwater Paper Corp.
7.125%, 11/01/2018 (a)	80,000	81,800
Petroleum and Coal Products Manufacturing - 0.27%
Hess Corp.
6.000%, 01/15/2040	50,000	53,039
Valero Energy Corp.
6.125%, 02/01/2020	125,000	135,461
		188,500
Pipeline Transportation - 0.38%
El Paso Pipeline Partners Operating Co. LLC
6.500%, 04/01/2020	80,000	86,199
Enbridge Energy Partners LP
5.500%, 09/15/2040	40,000	38,750
Kinder Morgan Energy Partners LP
5.950%, 02/15/2018	80,000	89,831
6.500%, 09/01/2039	45,000	46,518
		261,298
Plastics and Rubber Products Manufacturing - 0.07%
Newell Rubbermaid, Inc.
4.700%, 08/15/2020	50,000	51,316
Primary Metal Manufacturing - 0.03%
Severstal Columbus LLC
10.250%, 02/15/2018 (a)	20,000	21,175
Professional, Scientific, and Technical Services - 0.12%
DuPont Fabros Technology LP
8.500%, 12/15/2017	75,000	81,562
Publishing Industries (except Internet) - 0.14%
United Business Media Ltd.
5.750%, 11/03/2020 (a)	100,000	99,882
Rail Transportation - 0.14%
CSX Corp.
6.150%, 05/01/2037	45,000	48,618
Norfolk Southern Corp.
5.900%, 06/15/2019	40,000	46,645
		95,263
Real Estate - 0.12%
Sabra Health Care LP
8.125%, 11/01/2018 (a)	80,000	81,200
Rental and Leasing Services - 0.23%
Avis Budget Car Rental LLC
8.250%, 01/15/2019 (a)	80,000	78,600
Rent-A-Center, Inc.
6.625%, 11/15/2020 (a)	80,000	79,200
		157,800
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.88%
Prudential Financial, Inc.
3.875%, 01/14/2015	135,000	141,928
4.750%, 09/17/2015	65,000	70,360
6.625%, 06/21/2040	40,000	43,409
The Goldman Sachs Group, Inc.
3.700%, 08/01/2015	80,000	81,815
5.375%, 03/15/2020	95,000	97,676
6.750%, 10/01/2037	175,000	176,170
		611,358
Support Activities for Mining - 0.12%
Helix Energy Solutions Group Inc.
9.500%, 01/15/2016 (a)	80,000	83,600
Support Activities for Transportation - 0.17%
Vale Overseas Ltd.
4.625%, 09/15/2020	115,000	116,469
Telecommunications - 1.54%
AT&T Inc.
6.550%, 02/15/2039	130,000	143,850
Frontier Communications Corp.
8.125%, 10/01/2018	80,000	88,400
GXS Worldwide, Inc.
9.750%, 06/15/2015	80,000	79,400
MetroPCS Wireless, Inc.
6.625%, 11/15/2020	80,000	76,400
News America, Inc.
6.900%, 08/15/2039	45,000	51,632
Nextel Communications, Inc.
6.875%, 10/31/2013	45,000	45,169
Qwest Corp.
8.875%, 03/15/2012	250,000	272,500
7.625%, 06/15/2015	90,000	104,175
Telefonica Emisiones SAU
5.134%, 04/27/2020	30,000	30,477
Verizon New Jersey, Inc.
5.875%, 01/17/2012	85,000	89,478
Windstream Corp.
7.875%, 11/01/2017	85,000	89,675
		1,071,156
Utilities - 0.55%
Atmos Energy Corp.
8.500%, 03/15/2019	60,000	77,545
Calpine Corp.
7.875%, 07/31/2020 (a)	75,000	76,125
Commonwealth Edison Co.
4.000%, 08/01/2020	65,000	66,729
Consolidated Edison Co. of New York, Inc.
4.450%, 06/15/2020	25,000	26,869
Duke Energy Carolinas LLC
4.300%, 06/15/2020	15,000	16,066
Duke Energy Corp.
6.300%, 02/01/2014	55,000	62,320
Energy Transfer Partners LP
7.500%, 07/01/2038	25,000	28,700
EQT Corp.
8.125%, 06/01/2019	25,000	30,218
		384,572
Waste Management and Remediation Services - 0.11%
Browning-Ferris Industries, Inc.
7.400%, 09/15/2035	35,000	42,158
Waste Management, Inc.
4.750%, 06/30/2020	30,000	32,107
		74,265
Wood Product Manufacturing - 0.08%
Sino-Forest Corp
6.250%, 10/21/2017 (a)	60,000	58,950
TOTAL CORPORATE BONDS (Cost $13,454,695)		14,327,034

FOREIGN CORPORATE BONDS - 4.21%
Air Canada
9.250%, 08/01/2015 (a)	80,000	84,000
AngloGold Ashanti Holdings PLC
5.375%, 04/15/2020	60,000	63,129
ArcelorMittal
6.125%, 06/01/2018	535,000	573,616
Canadian Imperial Bank of Commerce
2.000%, 02/04/2013 (a)	465,000	475,396
Cenovus Energy, Inc.
6.750%, 11/15/2039	35,000	40,683
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	60,000	81,664
Global Crossing UK Finance PLC
10.750%, 12/15/2014	20,000	20,800
Grupo Bimbo SAB de CV
4.875%, 06/30/2020 (a)	310,000	321,354
HSBC Bank PLC
3.500%, 06/28/2015 (a)	120,000	124,309
Ingersoll-Rand Global Holding Co., Ltd.
6.000%, 08/15/2013	125,000	138,426
Petrobras International Finance Co-Pifco
5.750%, 01/20/2020	55,000	59,667
Royal Bank of Canada
2.625%, 12/15/2015	45,000	46,366
Svenska Handelsbanken AB
4.875%, 06/10/2014 (a)	210,000	227,899
Talisman Energy, Inc.
6.250%, 02/01/2038	35,000	37,747
Teck Resources Ltd.
10.750%, 05/15/2019	60,000	78,116
Telecom Italia Capital SA
6.175%, 06/18/2014	100,000	108,357
4.950%, 09/30/2014	140,000	146,497
TransCanada PipeLines Ltd.
6.100%, 06/01/2040	35,000	38,545
Vale Overseas Ltd.
5.625%, 09/15/2019	35,000	38,415
Westpac Banking Corp.
1.900%, 12/14/2012 (a)	105,000	107,138
WPP Finance UK
8.000%, 09/15/2014	100,000	117,601
TOTAL FOREIGN CORPORATE BONDS (Cost $2,768,848)		2,929,725

FOREIGN GOVERNMENT NOTES/BONDS - 0.23%
Finland Government International Bond
1.250%, 10/19/2015 (a)	160,000	157,545
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $159,198)		157,545

MORTGAGE BACKED SECURITIES - 13.27%
Bank of America Commercial Mortgage Inc.
2007-1, 5.451%, 01/15/2049	200,000	210,587
Bank of America Funding Corp.
2006-A, 4.915%, 02/20/2036	136,166	82,080
Bear Stearns Commercial Mortgage Securities
A-4, 5.200%, 01/12/2041	101,000	109,153
Bear Stearns Commerical Mortgage Securities
A-2, 6.460%, 10/15/2036	213,898	223,204
FLT, 5.298%, 10/12/2042	430,000	469,552
A-4, 5.331%, 02/11/2044	155,000	161,867
Commercial Mortgage Loan Trust
FLT, 6.214%, 12/10/2049	225,000	237,484
Commercial Mortgage Pass Through Certificates
2006-C8, 5.306%, 12/10/2046	225,000	232,729
Credit Suisse First Boston Mortgage Securities Corp.
2005-C2, 4.832%, 04/15/2037	200,000	208,284
2002-CK2, 6.133%, 04/15/2037	130,000	135,665
Credit Suisse Mortgage Capital Certificates
2007-C3, 5.910%, 06/15/2039	200,000	207,190
2006-C4, 4.771%, 09/15/2039	48,450	48,662
CW Capital Cobalt Ltd.
2007-C3, 6.015%, 05/15/2046	200,000	208,507
Extended Stay America Trust
A, 2.951%, 11/05/2015 (a)	160,000	159,776
Fannie Mae
Pool #000TBA, 6.000%, 12/01/2037	50,000	54,414
Fannie Mae Interest Strip
0.000%, 01/01/2032	78,804	67,830
6.000%, 01/01/2032	78,804	14,703
Fannie Mae Pool
5.000%, 08/01/2040	563,956	598,544
Fannie Mae REMICS
2004-90, 5.000%, 04/25/2034	95,000	104,335
2010-66, 4.500%, 06/25/2040	105,000	113,482
Fannie Mae Whole Loan
2004-W3, 3.950%, 05/25/2034	25,730	25,696
Freddie Mac Gold Pool
5.500%, 05/01/2035	307,461	330,988
Government National Mortgage Association
2010-112, 4.500%, 06/16/2027	105,000	112,541
2010-112, 4.500%, 06/20/2027	200,000	215,980
2010-113, 4.000%, 09/20/2038	131,000	138,313
2010-149, 4.500%, 06/20/2039	205,000	213,192
2010-98, 4.500%, 08/20/2040	200,000	214,552
JP Morgan Chase Commercial Mortgage Securities Corp.
A-3, 4.070%, 09/15/2020 (a)	193,000	190,150
Series 2007-CIBC18, 5.440%, 06/12/2047	225,000	236,827
FLT, 5.932%, 02/12/2049	200,000	211,828
Series 2007-CIBC20, 5.794%, 02/12/2051	200,000	212,886
Series 2007-LDP12, 5.882%, 02/15/2051	200,000	211,630
LB-UBS Commercial Mortgage Trust
A-5, 6.133%, 12/15/2030	210,000	216,792
Series 2002-C7, 4.960%, 12/15/2031	100,000	105,984
Merrill Lynch Mortgage Investors Inc.
Pool #2006A1, 4.142%, 03/25/2036	134,939	88,412
Merrill Lynch/Countrywide Commercial Mortgage Trust
2007-5, 5.378%, 08/12/2048	125,000	126,921
Merrill Lynch/Countrywide Commerical Mortgage Trust
Series 2007-8, 6.163%, 08/12/2049	100,000	107,854
Morgan Stanley Capital I
A-4, 5.150%, 06/13/2041	350,000	374,015
NCUA Guaranteed Notes
2010-R2, 0.623%, 11/06/2017	335,000	335,000
2010-C1, 2.900%, 01/01/2018	245,000	246,491
2010-R1, 1.840%, 10/07/2020	62,739	62,802
2010-C1, 2.650%, 10/29/2020	525,000	523,520
2010-R2, 0.723%, 11/05/2020	240,000	240,000
Nelnet Student Loan Trust
0.800%, 04/25/2046	115,000	114,996
OBP Depositor LLC Trust
2010-OBP, 4.646%, 07/15/2020 (a)	100,000	105,952
Vornado DP LLC
2010-VN0, 4.004%, 09/14/2028 (a)	230,000	230,791
Wachovia Bank Commercial Mortgage Trust
2007-C31, 5.509%, 04/15/2047	200,000	204,944
Series 2007-C32, 5.933%, 06/15/2049	175,000	180,989
TOTAL MORTGAGE BACKED SECURITIES (Cost $9,014,501)		9,228,094

MUNICIPAL BONDS - 0.18%
South Carolina Student Loan Corp.
0.734%, 01/25/2021	125,000	124,825
TOTAL MUNICIPAL BONDS (Cost $124,751)		124,825

U.S. GOVERNMENT AGENCY ISSUES - 24.07%
Fannie Mae
5.500%, 12/15/2040	1,915,000	2,058,625
Fannie Mae Pool
Pool #897512, 5.000%, 12/01/2021	480,573	513,022
4.000%, 03/01/2025	998,607	1,042,192
5.500%, 10/01/2035	173,528	187,322
Pool #990906, 5.500%, 10/01/2035	1,073,419	1,160,756
6.000%, 05/01/2036	520,746	568,340
Pool #831922, 5.500%, 11/01/2036	97,012	104,541
6.000%, 03/01/2037	303,013	330,139
Pool #952572, 5.500%, 09/01/2037	41,283	44,423
6.000%, 09/01/2037	427,297	466,350
Pool #981566, 5.000%, 05/01/2038	19,366	20,555
6.000%, 05/01/2038	146,694	159,827
Pool #889579, 6.000%, 05/01/2038	517,755	564,105
Pool #934305, 5.000%, 06/01/2038	748,694	794,686
Pool #975737, 5.000%, 09/01/2038	40,212	42,682
Fannie Mae REMICS
2008-2, 5.000%, 07/25/2037	71,788	76,518
Federal Home Loan Banks
5.500%, 07/15/2036	5,000	5,830
Federal Home Loan Mortgage Corp.
1.125%, 12/16/2013	140,000	139,825
Freddie Mac
3.500%, 01/15/2026	600,000	611,625
4.000%, 12/15/2040	3,260,000	3,304,825
4.000%, 01/15/2041	330,000	333,403
Freddie Mac Gold Pool
Pool #G1-3122, 5.000%, 04/01/2023	23,038	24,468
Pool #A7-2203, 5.500%, 02/01/2038	123,884	132,861
Pool #G0-4449, 5.500%, 07/01/2038	174,704	187,362
Pool #G0-4471, 5.500%, 07/01/2038	80,692	86,539
Pool #A8-2657, 5.500%, 10/01/2038	156,624	169,099
Pool #A8-2134, 6.000%, 10/01/2038	66,461	72,151
Pool #G0-5164, 5.500%, 11/01/2038	268,628	288,680
Freddie Mac Non Gold Pool
Pool #1H-2617, 5.778%, 05/01/2036	378,838	405,500
Pool #1J-1346, 5.548%, 11/01/2036	91,651	96,929
Pool #1G-1509, 5.314%, 02/01/2037	133,980	141,757
Ginnie Mae
4.000%, 12/15/2040	1,640,000	1,681,769
Ginnie Mae II Pool
6.000%, 10/20/2032	18,884	20,736
5.500%, 02/20/2034	151,219	164,715
6.000%, 06/20/2035	60,662	67,103
Government National Mortgage Association
2010-41, 4.500%, 06/20/2033	228,774	22,662
2009-45, 5.000%, 12/20/2033	337,000	358,855
2009-109, 0.753%, 07/20/2037	270,034	271,933
2010-3, 0.703%, 11/20/2038	19,281	19,402
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $16,450,915)		16,742,112

U.S. GOVERNMENT NOTES/BONDS - 10.97%
U.S. Treasury Inflation Indexed Bonds
2.375%, 01/15/2017	1,581,602	1,796,353
		1,796,353
U.S. Treasury Notes/Bonds
2.375%, 10/31/2014	305,000	320,441
1.250%, 10/31/2015	45,000	44,613
3.125%, 01/31/2017	120,000	128,719
3.625%, 08/15/2019	85,000	92,258
8.750%, 05/15/2020	265,000	401,206
2.625%, 08/15/2020	2,590,000	2,561,267
2.625%, 11/15/2020	785,000	773,593
6.875%, 08/15/2025	215,000	300,362
4.500%, 02/15/2036	145,000	156,691
4.375%, 05/15/2040	985,000	1,031,941
3.875%, 08/15/2040	25,000	24,023
		5,835,114
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $7,460,477)		7,631,467

	Shares	Value
EXCHANGE TRADED FUNDS - 19.50%
iShares Barclays Intermediate Credit Bond Fund	21,631	2,315,599
iShares Barclays MBS Bond Fund (b)	45,131	4,933,721
iShares iBoxx Investment Grade Corporate Bond Fund (b)	24,532	2,701,464
iShares JPMorgan USD Emerging Markets Bond Fund (b)	6,104	656,790
SPDR Barclays Capital High Yield Bond ETF (b)	74,151	2,952,693
TOTAL EXCHANGE TRADED FUNDS (Cost $13,321,039)		13,560,267

	Principal
	Amount	Value
CERTIFICATES OF DEPOSIT - 0.45%
Bank of Nova Scotia/Houston	315,000	314,882
TOTAL CERTIFICATES OF DEPOSIT (Cost $315,031)		314,882

SHORT TERM INVESTMENTS - 16.90%
US Treasury BillS- 9.34%
United States Treasury Bill
0.00% Coupon, 0.166% Effective Yield, 2/10/2011	2,500,000	2,499,335
0.00% Coupon, 0.160 Effective Yield, 12/23/2010	4,000,000	3,999,649
TOTAL US TREASURY BILLS (Cost $6,498,835)		6,498,984

Money Market Fund - 7.56%
AIM STIT-Treasury Portfolio	2,162,676	2,162,676
Fidelity Institutional Money Market Funds- Government Portfolio	3,093,410	3,093,410
TOTAL MONEY MARKETS FUNDS (Cost $5,256,086)		5,256,086

TOTAL SHORT TERM INVESTMENTS (Cost $11,754,921)		11,755,070

Total Investments (Cost $76,494,064) - 112.97%		78,572,226
Liabilities in Excess of Other Assets - (12.97)%		(9,020,437)
TOTAL NET ASSETS - 100.00%		$69,551,789

Percentages are stated as a percent of net assets.

(a) Securities defined as Rule 144(a) under the Securities Act of 1933. Such securities are deemed to be liquid.
(b) Non-income producing security.

PMC Core Fixed Income Fund
Schedule of Open Futures Contracts
November 30, 2010 (Unaudited)

	Number		Unrealized
	of Contracts	Settlement	Appreciation
Description	Sold	Month	(Depreciation)
U.S. 10 Year Note	28	Mar. 2011	18,373
U.S. 2 Year Note	3	Mar. 2011	(708)
U.S. Long Bond	2	Mar. 2011	403
Total Futures Contracts Sold			18,068
	Number
	of Contracts	Settlement
	Purchased	Month
Australia 10 Year Bond	5	Dec. 2010	(15,518)
Canada 10 Year Bond	7	Mar. 2011	3,865
Total Futures Contracts Purchased			-11,653

The cost basis of investments for federal income tax purposes at November 30, 2010 was as follows*:

Cost of investments	$76,494,064
Gross unrealized appreciation - Futures	22,641
Gross unrealized appreciation	2,378,709
Gross unrealized depreciation - Futures	(16,226)
Gross unrealized depreciation	(300,547)
Net unrealized appreciation	$2,084,577

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at November 30, 2010

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2010, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity:
Exchange Traded Funds	$13,560,267	$-	$-	$13,560,267
Total Equity				$13,560,267
Fixed Income:
Asset Backed Securities	$-	$1,801,205	$-	$1,801,205
Corporate Bonds	-	14,327,034	-	14,327,034
Foreign Bonds	-	2,929,725	-	2,929,725
Mortgage Backed Securities	-	9,228,094	-	9,228,094
U.S. Government Agency Issues	-	16,742,112	-	16,742,112
U.S. Government Note/Bonds	-	7,631,467	-	7,631,467
Municipal Bonds		124,825		124,825
Certificates of Deposit		314,882		314,882
Foreign Government Notes/Bonds	-	157,545	-	157,545
Total Fixed Income	-	53,256,889	-	53,256,889

Short-Term Investments	5,256,086	6,498,984	-	11,755,070

Total Investments in Securities	$5,256,086	$59,755,873	$-	$78,572,226

Other Financial Instruments*	$6,415	$-	$-	$6,415

* Other financial instruments are derivative instruments not reflected in the the Portfolio of Investments, such as futures contracts, which are valued at the net appreciation/depreciation on open contracts.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of November 30, 2010 was as follows:

Derivatives not accounted for
as hedging instruments
Fair Value
Future Contracts	$5,717,795
Total	$5,717,795

The Effect of Derivative Instruments on income for the period September 1, 2010 through November 30, 2010 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income
Derivatives not accounted for	Period Sept. 1, 2010
as hedging instruments	through
November 30, 2010
Future Contracts	$23,632
Total	$23,632

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income
Derivatives not accounted for	Period Sept. 1, 2010
as hedging instruments	through
November 30, 2010
Future Contracts	$2,382
Total	$2,382

PMC Diversified Equity Fund
Schedule of Investments
November 30, 2010 (Unaudited)

		Shares	Value
COMMON STOCKS - 75.41%
Administrative and Support Services - 0.82%
Beijing Enterprises Holdings Ltd. - ADR		600	38,100
Expedia, Inc.		1,300	34,229
Experian PLC - ADR		20,700	238,671
Kforce, Inc. (a)		4,070	61,498
Liquidity Services, Inc. (a)		3,280	50,742
			423,240
Air Transportation - 0.48%
Alaska Air Group, Inc. (a)		1,220	67,100
Bristow Group, Inc. (a)		1,590	69,817
Southwest Airlines Co.		8,300	110,556
			247,473
Ambulatory Health Care Services - 0.12%
Air Methods Corp. (a)		1,195	58,830
Amusement, Gambling, and Recreation Industries - 0.13%
Bally Technologies, Inc. (a)		1,670	65,414
Apparel Manufacturing - 0.34%
G-III Apparel Group Ltd. (a)		2,355	64,456
Jones Group, Inc.		3,335	45,156
Perry Ellis International, Inc. (a)		2,620	71,290
			180,902
Beverage and Tobacco Product Manufacturing - 1.78%
Anheuser Busch InBev NV - ADR		2,100	115,374
Coca Cola Enterprises Inc New Com		5,512	133,115
Coca-Cola Co.		1,550	97,914
Diageo PLC - ADR		1,400	100,324
Dr. Pepper Snapple Group, Inc.		2,400	87,912
LVMH Moet Hennessy Louis Vuitton SA - ADR		2,200	67,606
PepsiCo, Inc.		3,241	209,465
Philip Morris International, Inc.		1,978	112,528
			924,238
Broadcasting (except Internet) - 1.20%
CBS Corp.		5,691	95,836
Comcast Corp.		9,238	184,760
DIRECTV (a)		3,203	133,021
Jupiter Telecommunication Co. Ltd. - ADR (a)		3,100	212,009
			625,626
Building Material and Garden Equipment and Supplies Dealers - 0.33%
Lowe's Cos, Inc.		4,700	106,690
Titan Machinery, Inc. (a)		3,050	63,943
			170,633
Chemical Manufacturing - 7.39%
A Schulman, Inc.		2,710	54,878
Acorda Therapeutics, Inc. (a)		1,570	41,370
Air Products & Chemicals, Inc.		1,799	155,110
Alkermes, Inc. (a)		4,340	45,483
Allergan, Inc.		1,200	79,524
Amgen, Inc. (a)		3,477	183,203
Bristol-Myers Squibb Co.		4,821	121,682
Colgate Palmolive Co.		1,000	76,550
Eurand NV (a)		5,947	65,239
Fresenius Medical Care AG & Co., KGaA - ADR		2,500	144,950
Gilead Sciences, Inc. (a)		3,750	136,875
Hospira, Inc. (a)		2,350	132,211
Inspire Pharmaceuticals, Inc. (a)		7,940	55,421
Johnson & Johnson		4,466	274,881
Kao Corp. - ADR (a)		2,924	73,305
Lilly Eli & Co.		2,200	74,052
Lubrizol Corp.		1,650	172,524
Martek Biosciences Corp. (a)		2,180	47,960
Merck & Co., Inc.		4,360	150,289
Novartis AG - ADR		1,900	101,479
Novo Nordisk AS - ADR		2,200	218,724
Onyx Pharmaceuticals, Inc. (a)		2,535	74,656
Pfizer, Inc.		8,276	134,816
Prestige Brands Holdings, Inc. (a)		5,750	67,678
Procter & Gamble Co.		3,060	186,874
Quidel Corp. (a)		3,990	52,708
Regeneron Pharmaceuticals Inc. (a)		1,810	52,164
Roche Holding AG - ADR		6,500	223,730
Rockwood Holdings, Inc. (a)		1,930	73,668
Sanofi-Aventis SA - ADR		4,518	137,889
Shuffle Master, Inc. (a)		6,000	64,380
Sociedad Quimica y Minera de Chile SA - ADR		4,200	213,024
Teva Pharmaceutical Industries Ltd. - ADR		1,700	85,068
West Pharmaceutical Services Inc.		1,570	59,534
			3,831,899
Clothing and Clothing Accessories Stores - 0.85%
Citi Trends, Inc. (a)		1,580	37,430
DSW, Inc. (a)		1,535	60,019
Gap, Inc.		4,644	99,196
J. Crew Group, Inc. (a)		1,000	43,720
JOS A Bank Clothiers, Inc. (a)		1,170	52,697
Tiffany & Co.		1,000	62,100
TJX Cos, Inc.		1,800	82,098
			437,260
Computer and Electronic Product Manufacturing - 6.57%
Activision Blizzard, Inc.		4,000	46,960
Advanced Micro Devices, Inc. (a)		4,950	36,086
Alcatel-Lucent - ADR (a)		56,100	153,714
Alere, Inc. (a)		1,393	44,451
Amkor Technology, Inc. (a)		8,070	56,167
Apple, Inc. (a)		1,502	467,346
Applied Micro Circuits Corp. (a)		4,480	41,574
Arris Group, Inc. (a)		4,465	44,695
Atheros Communications, Inc. (a)		920	29,955
Celera Corp. (a)		5,860	33,226
Cisco Systems, Inc. (a)		5,601	107,315
FARO Technologies, Inc. (a)		2,650	68,821
Fujitsu Limited - ADR (a)		3,000	96,930
Harman International Industries, Inc. (a)		2,585	112,680
Harris Corp Del		1,600	70,784
Hewlett-Packard Co.		3,341	140,088
Intel Corp.		5,103	107,775
International Business Machines Corp.		3,020	427,209
IPG Photonics Corp. (a)		2,240	64,198
IXYS Corp. (a)		4,150	46,439
L-3 Communications Holdings, Inc.		750	52,748
Micron Technology, Inc. (a)		4,700	34,122
Motorola, Inc. (a)		8,700	66,642
Netgear, Inc. (a)		1,650	52,437
Northrop Grumman Corp.		2,726	168,139
Plantronics, Inc.		1,785	63,849
Raytheon Co.		1,750	80,938
Rofin-Sinar Technologies Inc. (a)		2,169	62,272
SanDisk Corp. (a)		3,750	167,250
Seagate Technology PLC (a)		2,750	36,878
Semtech Corp. (a)		3,175	74,263
Sony Corp. - ADR		1,500	53,220
Tekelec (a)		4,380	54,093
Viasat, Inc. (a)		1,330	55,009
Vishay Intertechnology, Inc. (a)		7,900	112,655
Western Digital Corp. (a)		2,300	77,050
			3,407,978
Construction of Buildings - 0.28%
Sun Hung Kai Properties Ltd. - ADR		6,300	104,831
Tutor Perini Corp.		2,040	38,862
			143,693
Couriers and Messengers - 0.50%
TNT NV - ADR		6,595	158,082
United Parcel Service, Inc.		1,500	105,195
			263,277
Credit Intermediation & Related Activities - 0.24%
Bank Of China Ltd. - ADR		9,000	122,580
Credit Intermediation and Related Activities - 5.39%
Ameriprise Financial Inc.		3,099	160,652
Banco Santander Brasil SA - ADR		8,400	109,620
Bank of America Corp.		14,762	161,644
Bank Of New York Mellon Corp.		4,278	115,463
BNP Paribas - ADR		4,500	132,930
Citigroup, Inc. (a)		35,544	149,285
Credit Suisse Group AG - ADR		3,300	122,199
Discover Financial Services		12,436	227,330
Fifth Third Bancorp		7,969	95,230
Flushing Financial Corp.		3,825	51,255
HSBC Holdings PLC - ADR		1,923	97,227
Independent Bank Corp./Rockland MA		1,700	41,293
JPMorgan Chase & Co.		6,474	241,998
PNC Financial Services Group Inc.		2,951	158,911
Prosperity Bancshares, Inc.		1,910	62,151
Provident Financiall Services, Inc.		4,865	67,040
State Street Corp.		3,750	162,000
Swedbank AB - ADR (a)		6,500	82,030
Texas Capital Bancshares Inc. (a)		2,660	50,221
Trustmark Corp.		3,015	64,340
Turkiye Garanti Bankasi AS - ADR		18,900	103,950
US Bancorp		4,831	114,881
Webster Financial Corp.		2,025	33,413
Wells Fargo & Co.		6,890	187,477
			2,792,540
Data Processing, Hosting and Related Services - 0.61%
AOL Inc. (a)		3,547	85,766
Fiserv, Inc. (a)		1,900	105,070
Knology, Inc. (a)		3,630	55,866
Rackspace Hosting, Inc. (a)		2,450	71,467
			318,169
Educational Services - 0.07%
Lincoln Educational Services Corp. (a)		2,470	36,210
Electrical Equipment, Appliance, and Component Manufacturing - 1.14%
ABB Ltd. - ADR		4,020	77,827
Corning, Inc.		6,550	115,673
Energizer Holdings, Inc. (a)		645	45,402
Schneider Electric SA - ADR		14,500	205,175
Valeo - ADR (a)		3,100	78,740
Whirlpool Corp.		950	69,350
			592,167
Electronics and Appliance Stores - 0.11%
Best Buy Co., Inc.		1,350	57,672
Fabricated Metal Product Manufacturing - 0.66%
Ball Corp.		800	52,704
Chart Industries, Inc. (a)		2,815	89,039
Ducommun, Inc.		1,980	44,312
Silgan Holdings, Inc.		1,790	61,290
Stanley Black & Decker, Inc.		1,554	92,510
			339,855
Food and Beverage Stores - 0.57%
Casey's General Stores, Inc.		1,820	72,336
Fresh Mkt, Inc. (a)		1,240	44,950
Koninklijke Ahold NV - ADR		14,900	179,992
			297,278
Food Manufacturing - 1.91%
ConAgra Foods, Inc.		5,014	107,701
Givaudan SA - ADR		9,300	187,395
Hormel Foods Corp.		1,700	83,436
J&J Snack Foods Corp.		1,375	62,906
Kellogg Co.		2,261	111,309
Nestle SA - ADR		3,800	207,974
Unilever NV - ADR		8,100	229,878
			990,599
Food Services and Drinking Places - 1.49%
AFC Enterprises, Inc. (a)		5,135	68,193
Brinker International, Inc.		4,250	86,870
Buffalo Wild Wings, Inc. (a)		1,590	77,099
CEC Entertainment, Inc. (a)		1,575	59,094
Jack in the Box, Inc. (a)		1,860	37,414
McDonald's Corp.		1,550	121,365
Sodexo - ADR		2,400	152,280
Starbucks Corp.		5,500	168,300
			770,615
Forestry and Logging - 0.22%
Weyerhaeuser Co.		6,890	114,994
Furniture and Home Furnishings Stores - 0.14%
Williams-Sonoma, Inc.		2,250	74,858
Gasoline Stations - 0.14%
Susser Holdings Corp. (a)		5,350	71,904
General Merchandise Stores - 1.25%
Costco Wholesale Corp.		2,650	179,166
Target Corp.		4,100	233,453
Tesco PLC - ADR		7,700	150,689
Wal-Mart Stores, Inc.		1,684	91,088
			654,396
Health and Personal Care Stores - 1.00%
CVS Caremark Corp.		4,034	125,054
Express Scripts, Inc. (a)		1,000	52,090
Medco Health Solutions, Inc. (a)		2,900	177,828
PharMerica Corp. (a)		2,055	22,317
Ulta Salon Cosmetics & Fragrance Inc. (a)		1,555	54,347
Walgreen Co.		2,600	90,610
			522,246
Heavy and Civil Engineering Construction - 0.25%
Granite Construction, Inc.		1,380	35,011
Kbr, Inc.		1,800	48,744
MYR Group, Inc. (a)		3,110	49,045
			132,800
Insurance Carriers and Related Activities - 2.32%
Aflac, Inc.		1,000	51,500
Alterra Capital Holdings Ltd.		2,281	46,396
Amtrust Financial Services, Inc.		3,030	48,510
Catalyst Health Solutions, Inc. (a)		1,700	72,964
Delphi Financial Group, Inc.		2,410	61,889
Harleysville Group, Inc.		1,590	56,588
Humana, Inc. (a)		1,650	92,466
Metlife, Inc.		2,747	104,798
ProAssurance Corp. (a)		1,090	64,561
Prudential Financial, Inc.		950	48,146
Travelers Companies, Inc.		2,355	127,146
UnitedHealth Group, Inc.		4,184	152,800
Unum Group		4,868	104,613
Willis Group Holdings PLC		5,500	175,065
			1,207,442
Leather and Allied Product Manufacturing - 0.29%
Iconix Brand Group, Inc. (a)		3,835	71,638
Steven Madden Ltd. (a)		1,690	76,472
			148,110
Machinery Manufacturing - 3.07%
AAON, Inc.		2,085	53,480
Applied Materials, Inc.		15,780	196,145
Barnes Group, Inc.		2,755	52,593
Canon, Inc. - ADR		2,900	136,474
Columbus McKinnon Corp. (a)		3,135	51,445
Cummins, Inc.		750	72,840
Deere & Co.		2,700	201,690
ESCO Technologies, Inc.		1,590	55,777
Esterline Technologies Corp. (a)		1,340	78,899
General Electric Co.		15,610	247,106
Kadant, Inc. (a)		2,485	47,687
Lam Research Corp. (a)		1,300	58,929
Lufkin Industries, Inc.		1,640	83,033
Makita Corp. - ADR (a)		3,100	111,694
Novellus Systems, Inc. (a)		3,150	94,973
Toro Co.		800	46,568
			1,589,333
Management of Companies and Enterprises - 1.00%
American Equity Invesment Life Holdings Co.		5,550	60,939
Ashai Kasei Corp. - ADR (a)		4,300	50,955
Boston Private Financial Holdings, Inc.		9,615	51,633
Bunzl PLC - ADR		2,100	114,617
City Holding Co.		1,835	58,848
Dime Community Bancshares		3,670	50,096
Foster Wheeler AG (a)		2,642	73,976
Park National Corp.		860	58,102
			519,166
Merchant Wholesalers, Durable Goods - 0.74%
Anixter International, Inc.		1,245	69,558
Applied Industrial Technologies Inc.		2,340	69,919
Covidien PLC		3,782	159,109
United Stationers, Inc. (a)		1,350	85,685
			384,271
Merchant Wholesalers, Nondurable Goods - 0.23%
Acuity Brands, Inc.		1,400	75,404
Sigma-Aldrich Corp.		700	44,254
			119,658
Mining (except Oil and Gas) - 2.89%
Antofagasta PLC - ADR		3,000	124,500
Consol Energy, Inc.		2,834	118,914
Eldorado Gold Corp. (a)		6,000	104,640
Freeport-McMoRan Copper & Gold, Inc.		2,400	243,168
New Gold Inc Cda (a)		13,100	122,878
Newmont Mining Corp.		1,100	64,713
Peabody Energy Corp.		1,350	79,394
Potash Corp of Saskatchewan Inc.		750	107,813
Rio Tinto Plc - ADR		2,800	179,564
Silver Wheaton Corp. (a)		7,500	276,675
Teck Resources Ltd		1,600	79,200
			1,501,459
Miscellaneous Manufacturing - 2.35%
3M Co.		1,200	100,776
Align Technology, Inc. (a)		3,735	65,325
Coach, Inc.		2,250	127,215
Conmed Corp. (a)		2,935	63,132
Cooper Cos, Inc.		850	45,475
CR Bard, Inc.		1,400	118,790
CryoLife, Inc. (a)		5,575	31,443
Estee Lauder Cos., Inc.		2,612	195,691
Kinetic Concepts, Inc. (a)		2,000	79,420
Medtronic, Inc.		3,543	118,797
Merit Medical Systems, Inc. (a)		3,545	54,026
Smith & Nephew PLC - ADR		2,700	122,823
SonoSite, Inc. (a)		1,840	55,899
Zimmer Holdings, Inc. (a)		800	39,408
			1,218,220
Motion Picture and Sound Recording Industries - 0.26%
Carmike Cinemas, Inc. (a)		3,135	26,303
Corus Entertainment, Inc.		5,205	107,015
			133,318
Motor Vehicle and Parts Dealers - 0.15%
Advance Auto Parts, Inc.		1,150	75,889
Nonmetallic Mineral Product Manufacturing - 0.20%
Owens-Illinois, Inc. (a)		3,926	105,531
Nonstore Retailers - 0.26%
eBay, Inc. (a)		4,547	132,454
Nursing and Residential Care Facilities - 0.04%
Sun Healthcare Group Inc New Com (a)		2,250	22,050
Oil and Gas Extraction - 3.85%
Akzo Nobel NV - ADR		2,900	157,006
BASF SE - ADR		2,000	150,180
Berry Petroleum Co.		2,345	89,368
Bg Group PLC - ADR		1,600	145,856
Canadian Natural Resources Ltd.		2,500	96,150
Carrizo Oil & Gas, Inc. (a)		2,570	74,581
Cenovus Energy, Inc.		4,100	117,957
Cimarex Energy Co.		1,100	88,594
CNOOC Ltd. - ADR		1,000	215,299
El Paso Corp.		13,287	179,242
Gran Tierra Energy, Inc. (a)		10,800	80,676
Hess Corp.		2,588	181,289
Rosetta Resources, Inc. (a)		2,830	101,371
Swift Energy Co. (a)		1,930	70,426
Total SA - ADR		3,412	166,403
Whiting Petroleum Corp. (a)		750	82,538
			1,996,936
Other Information Services - 1.02%
Google, Inc. (a)		753	418,449
NIC, Inc.		6,085	50,810
QuinStreet, Inc. (a)		2,895	57,900
			527,159
Paper Manufacturing - 0.37%
KapStone Paper & Packaging Corp. (a)		3,935	57,923
Kimberly-Clark Corp.		1,000	61,890
Rock-Tenn Co.		1,355	73,292
			193,105
Petroleum and Coal Products Manufacturing - 2.54%
Chevron Corp.		3,885	314,568
Conocophillips		2,000	120,340
Exxon Mobil Corp.		9,499	660,750
Owens Corning (a)		4,500	118,395
Royal Dutch Shell PLC - ADR		1,600	97,072
			1,311,125
Pipeline Transportation - 0.10%
Williams Cos., Inc.		2,300	52,463
Plastics and Rubber Products Manufacturing - 0.20%
Cooper Tire & Rubber Co.		2,755	57,552
Goodyear Tire & Rubber Co. (a)		4,912	46,959
			104,511
Primary Metal Manufacturing - 0.30%
ArcelorMittal SA - ADR		2,300	72,864
Gibraltar Industries, Inc. (a)		4,140	42,104
Metalico, Inc. (a)		9,910	43,307
			158,275
Printing and Related Support Activities - 0.19%
China Information Technology, Inc. (a)		18,500	97,680
Professional, Scientific, and Technical Services - 3.25%
Accenture PLC		3,490	151,187
AMN Healthcare Services, Inc. (a)		8,855	49,588
Celgene Corp. (a)		1,200	71,256
CRA International, Inc. (a)		1,390	30,719
Icon Pub Ltd Co. - ADR (a)		2,600	52,338
iGate Corp.		2,505	50,100
JDA Software Group, Inc. (a)		2,325	61,392
Keyw Hldg Corp. (a)		3,155	39,438
Mastercard, Inc.		500	118,515
Moody's Corp.		2,700	72,441
National CineMedia, Inc.		2,625	48,983
Omnicom Group, Inc.		2,626	119,324
Quality Systems, Inc.		840	54,172
Radiant Systems, Inc. (a)		3,175	57,309
SAVVIS, Inc. (a)		2,955	74,259
SGS SA - ADR		11,700	192,699
SolarWinds, Inc. (a)		3,090	55,187
Synaptics, Inc. (a)		2,260	64,410
TeleTech Holdings, Inc. (a)		3,030	57,449
Tetra Tech Inc. (a)		2,195	50,726
ValueClick, Inc. (a)		4,475	69,542
VMware, Inc. (a)		950	77,444
Vocus, Inc. (a)		2,755	67,442
			1,685,920
Publishing Industries (except Internet) - 3.18%
Intuit Inc. (a)		3,400	152,626
Lawson Software Inc. (a)		8,355	71,769
Logmein, Inc. (a)		910	39,849
Meredith Corp.		945	31,771
Microsoft Corp.		15,036	379,058
Oracle Corp.		15,345	414,928
Progress Software Corp. (a)		1,660	64,026
Reed Elsevier PLC - ADR		4,700	149,131
RightNow Technologies, Inc. (a)		1,855	46,987
Sage Group PLC - ADR		6,300	102,375
SAP AG - ADR		3,000	140,790
SS&C Technologies Holdings, Inc. (a)		2,950	57,260
			1,650,570
Rail Transportation - 0.36%
Kansas City Southern (a)		1,400	66,276
Norfolk Southern Corp.		1,924	115,768
			182,044
Real Estate - 0.27%
CB Richard Ellis Group, Inc. (a)		2,250	43,178
Gafisa SA - ADR		6,900	99,084
			142,262
Rental and Leasing Services - 0.07%
McGrath Rentcorp.		1,270	35,458
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.28%
Deutsche Boerse AG - ADR		28,600	173,316
Eaton Vance Corp.		1,850	54,982
Gfi Group, Inc.		9,030	41,899
Legg Mason, Inc.		4,245	138,472
NASDAQ OMX Group, Inc. (a)		3,900	83,694
optionsXpress Holdings, Inc. (a)		3,580	61,898
Piper Jaffray Cos (a)		1,625	48,701
Waddell & Reed Financial, Inc.		2,000	61,600
			664,562
Sporting Goods, Hobby, Book, and Music Stores - 0.17%
Big 5 Sporting Goods Corp.		3,420	47,196
Jo-Ann Stores, Inc. (a)		840	40,690
			87,886
Support Activities for Mining - 0.99%
Key Energy Services, Inc. (a)		5,740	59,122
Pioneer Drilling Co. (a)		7,390	50,622
Schlumberger Ltd.		5,233	404,720
			514,464
Support Activities for Transportation - 0.17%
HUB Group, Inc. (a)		2,780	90,711
Telecommunications - 3.15%
Alaska Communications Systems Group, Inc.		4,350	45,849
AT&T, Inc.		7,794	216,595
Atlantic Tele-Network, Inc.		860	29,489
CenturyLink, Inc.		3,070	131,979
China Mobile Limited - ADR		3,300	164,505
J2 Global Communications, Inc. (a)		2,595	69,494
KDDI Corp. - ADR (a)		3,200	182,944
MTN Group Ltd. - ADR		9,700	167,131
NTELOS Holdings Corp.		3,450	58,581
Viacom, Inc.		2,631	99,531
Vodafone Group PLC - ADR		18,650	467,369
			1,633,467
Transportation Equipment Manufacturing - 1.87%
Autoliv, Inc.		1,400	102,788
Ford Motor Co. (a)		13,500	215,190
General Mtrs Co. (a)		1,924	65,801
Honeywell International, Inc.		2,917	145,004
Johnson Controls, Inc.		3,158	115,078
Oshkosh Corp. (a)		2,550	73,185
Tenneco, Inc. (a)		1,990	72,555
Textron, Inc.		3,700	82,732
United Technologies Corp.		1,350	101,615
			973,948
Truck Transportation - 0.12%
Hunt J B Trans Svcs, Inc.		1,700	62,050
Utilities - 1.97%
Calpine Corp. (a)		8,779	106,226
Cleco Corp		1,865	56,565
Linde AG - ADR		10,500	151,200
Northwestern Corp.		1,325	38,173
NV Energy, Inc.		3,150	43,124
PPL Corp.		4,499	114,320
Public Service Enterprise Group Inc.		3,644	112,345
Siemens AG - ADR		2,901	318,529
UIL Holdings Corp.		1,375	40,384
Unitil Corp.		1,850	42,587
			1,023,453
Waste Management and Remediation Services - 0.08%
US Ecology, Inc.		2,795	43,909
Wood Product Manufacturing - 0.13%
Koppers Holdings, Inc.		2,375	67,925
TOTAL COMMON STOCKS (Cost $34,258,830)			39,126,130

EXCHANGE-TRADED FUNDS - 21.08%
iShares MSCI EAFE Index Fund		20,645	1,119,991
iShares MSCI United Kingdom Index Fund		37,265	602,202
iShares Russell 2000 Index Fund		15,850	1,152,295
SPDR S&P Emerging Markets ETF		2,951	164,105
Vanguard Emerging Markets ETF		14,256	649,218
Vanguard European ETF		35,159	1,656,340
Vanguard Total Stock Market ETF		91,587	5,589,556
TOTAL EXCHANGE-TRADED FUNDS (Cost $9,364,520)			10,933,707

INVESTMENT COMPANIES - 0.12%
Apollo Investment Corp.		6,055	63,941
TOTAL INVESTMENT COMPANIES (Cost $57,302)			63,941

REAL ESTATE INVESTMENT TRUSTS - 1.01%
Biomed Realty Trust, Inc.		3,780	66,641
DuPont Fabros Technology Inc.		2,350	53,087
EastGroup Properties Inc.		1,635	65,187
Entertainment Properties Trust		1,635	75,701
Home Properties, Inc.		1,435	76,902
Sabra Health Care Reit, Inc. (a)		2,535	43,222
Sovran Self Storage, Inc.		1,860	67,016
Tanger Factory Outlet Centers		1,635	78,446
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $445,570)			526,202

		Principal
		Amount	Value
SHORT-TERM INVESTMENTS - 2.46%
Money Market Fund - 2.46%
AIM STIT-Treasury Portfolio		78,843	78,843
Fidelity Institutional Government Portfolio		1,199,974	1,199,974
			1,278,817
TOTAL SHORT-TERM INVESTMENTS (Cost $1,278,817)			1,278,817

Total Investments (Cost $45,405,039) - 100.08%			51,928,797
Liabilities in Excess of Other Assets - (0.08)%			(39,275)
TOTAL NET ASSETS - 100.00%			$51,889,522

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.

The cost basis of investments for federal income tax purposes at November 30, 2010 was as follows*:

Cost of investments	$45,405,039
Gross unrealized appreciation	7,564,408
Gross unrealized depreciation	(1,040,650)
Net unrealized appreciation	$6,523,758

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at November 30, 2010

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2010, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stock	$39,126,130	$-	$-	$39,126,130
Exchange-Traded Funds	10,933,707	-	-	10,933,707
Investment Companies	63,941	-	-	63,941
Real Estate Investment Trusts	526,202	-	-	526,202
Total Equity	50,649,980	-	-	50,649,980

Short-Term Investments	1,278,817	-	-	1,278,817

Total Investments in Securities	$51,928,797	$-	$-	$51,928,797

Disclosures about Derivative Instruments and Hedging Activities

The fund was not invested in derivative securities or engaged in hedging during the period ended November 30, 2010.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By   /s/ Joseph Neuberger
              Joseph Neuberger, President

Date   1/24/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Joseph Neuberger
               Joseph Neuberger, President

Date   1/24/11

By  /s/ John Buckel
             John Buckel, Treasurer

Date  1/24/11